Adoption of IFRS 15 - Consolidated Statements of Cash Flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Net earnings	$ 2,973	$ 3,050
Depreciation and amortization	4,014	3,844
Income taxes	995	1,069
Net change in operating assets and liabilities	381	376
Cash flows from operating activities	$ 7,384	7,358
IFRS 15 | 2017 as previously reported
Disclosure of initial application of standards or interpretations [line items]
Net earnings		2,970
Depreciation and amortization		3,850
Income taxes		1,039
Net change in operating assets and liabilities		480
Cash flows from operating activities		7,358
IFRS 15 | IFRS 15 impacts
Disclosure of initial application of standards or interpretations [line items]
Net earnings		80
Depreciation and amortization		(6)
Income taxes		30
Net change in operating assets and liabilities		(104)
Cash flows from operating activities		$ 0